Equity (Details) - Schedule of movement in share capital - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement in Share Capital [Abstract]
Beginning balance	44,799,794	44,742,963
Issue of shares
Exercise of options into shares	1,421	4,293
Vesting of restricted shares	31,628	52,538
Ending balance	44,832,843	44,799,794